Segment Reporting (Details 2) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Total assets:
Total Assets	$ 8,482,654	$ 9,607,704
Online Education Service [Member]
Total assets:
Total Assets	7,796,930	8,701,048
Technological Development and Operation Service [Member]
Total assets:
Total Assets	$ 685,724	$ 906,656